Schedule of equipment and software net (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022		Jun. 02, 2022
Property, Plant and Equipment [Line Items]
Equipment and software, gross		$ 3,426,182	$ 5,917,894
Less: accumulated depreciation		(2,370,662)	(4,901,404)
Equipment, net	$ 1,118,661	1,055,520	1,016,490			$ 200,000
Seamless Group Inc [Member]
Property, Plant and Equipment [Line Items]
Equipment and software, gross			5,917,894	$ 5,704,701
Less: accumulated depreciation			(4,901,404)	(4,383,080)
Equipment, net			1,016,490	1,321,621	[1]
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Equipment and software, gross		427,479	489,396
Office Equipment [Member] | Seamless Group Inc [Member]
Property, Plant and Equipment [Line Items]
Equipment and software, gross			489,396	433,479
Furniture And Fittings [Member] | Seamless Group Inc [Member]
Property, Plant and Equipment [Line Items]
Equipment and software, gross			303,331	298,076
Renovation [Member]
Property, Plant and Equipment [Line Items]
Equipment and software, gross		306,218	1,741,702
Renovation [Member] | Seamless Group Inc [Member]
Property, Plant and Equipment [Line Items]
Equipment and software, gross			1,741,702	1,739,807
Sign Board [Member]
Property, Plant and Equipment [Line Items]
Equipment and software, gross		2,195	2,195
Sign Board [Member] | Seamless Group Inc [Member]
Property, Plant and Equipment [Line Items]
Equipment and software, gross			2,195	2,195
Computer Peripherals [Member]
Property, Plant and Equipment [Line Items]
Equipment and software, gross		2,458,627	3,301,853
Computer Peripherals [Member] | Seamless Group Inc [Member]
Property, Plant and Equipment [Line Items]
Equipment and software, gross			3,301,853	3,074,341
Electrical Installation [Member] | Seamless Group Inc [Member]
Property, Plant and Equipment [Line Items]
Equipment and software, gross			46,492	45,502
Mobile Phone [Member]
Property, Plant and Equipment [Line Items]
Equipment and software, gross		$ 1,934	10,022
Mobile Phone [Member] | Seamless Group Inc [Member]
Property, Plant and Equipment [Line Items]
Equipment and software, gross			10,022	9,013
Motor Vehicle [Member] | Seamless Group Inc [Member]
Property, Plant and Equipment [Line Items]
Equipment and software, gross			14,536	97,479
Air Conditioners [Member] | Seamless Group Inc [Member]
Property, Plant and Equipment [Line Items]
Equipment and software, gross			$ 8,367	$ 4,809

[1]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 - Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.